Accrued Liabilities and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities and Other
Accrued Liabilities and Other

Accrued liabilities and other is comprised of the following as of the respective dates:

	June 30,	December 31,
	2018	2017
	(In thousands)
Accrued payroll	$2,340	$2,352
Royalties payable	8,095	3,903
Accrued lease operating expense	3,978	2,230
Contingent liability - White Wolf Acquisition	—	4,005
Preferred Stock dividends payable	3,259	937
Accrued interest expense	4,102	639
Other	2,115	1,426
Total accrued liabilities and other	$23,889	$15,492

Accrued Liabilities and Other

Accrued liabilities and other is comprised of the following as of the respective dates:

	December 31,
	2017	2016
	(In thousands)
Accrued payroll	$2,352	$948
Accrued legal and professional fees	340	223
Accrued insurance	153	—
Production taxes	147	120
Royalties payable	3,903	2,494
Advances from joint owners	113	219
Asset retirement obligations, current	108	251
Accrued lease operating expense	2,230	—
Series B Preferred Stock dividends payable	937	—
Contingent liability - White Wolf Acquisition	4,005	—
Other	1,204	399
Total accrued liabilities and other	$15,492	$4,654